UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30th, 1999

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: William Harris Investors, Inc.
Address: 2 North LaSalle Street, Suite 400
	 Chicago, IL 60602

Form 13F File Number: 28-4436

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Gary Neumayer
Title: Treasurer & Compliance Officer
Phone: (312) 621-0590
Signature, Place, and Date of Signing:
/s/Gary Neumayer   Chicago, IL   11/15/99

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

1	A.C. NIELSEN			COM	004833109	1,134	50,000	SH		Defined	01 		50,000
2	ABACAN RESOURCE CORP		COM	002919108	14	78,000	SH		Sole			78,000
3	ACXIOM				COM	005125109	983	50,000	SH		Defined	01 		50,000
4	AIMGLOBAL TECH CO, INC		COM	00900n100	354	59,000	SH		Sole			59,000
5	AIR EXPRESS INTL CORP		COM	009104100	3,720	163,963	SH		Sole			163,963
6								1,996	88,000	SH		Defined	01 		88,000
7	AMFM, INC			COM	001693100	1,822	30,000	SH		Defined	01 		30,000
8	APTARGROUP, INC			COM	038336103	15,190	567,856	SH		Sole			567,856
9	ARCHSTONE COMMUNITIES TR	COM	039581103	4,705	238,223	SH		Sole			238,223
10	ASTRO COMMUNICATIONS, INC"	COM	046376109	3,244	1,958,566SH		Sole			1,958,566
11	AUTOINFO, INC"			COM	052777109	2	65,000	SH		Sole			65,000
12	AXYS PHARMACEUTICALS, INC"	COM	054635107	288	73,200	SH		Sole			73,200
13								809	205,500	SH		Defined	01 		205,500
14	BERKSHIRE REALTY INC		COM	084710102	724	60,300	SH		Sole			60,300
15	BHA GROUP HOLDINGSCL ACOM 	055446108	1,811	186,981	SH	Defined	01 		186,981
16	BIO-TECH GEN'L CORP		COM	090578105	96	10,000	SH		Sole			10,000
17	BRITISH BIO-TECHNOLOGY		COM	g1513p113	871	1,531,260SH		Sole			1,531,260
18								482	847,640	SH		Defined	01 		847,640
19	BURLINGTON RESOURCES, INC"	COM	122014103	1,984	54,000	SH	Defined	01	54,000
20	CADIZ LAND CO			COM	127549103	2,683	280,590	SH		Sole			280,590
21	CAREY INTERNATIONAL, INC"	COM	141750109	625	25,000	SH		Defined	01 		25,000
22	CHART HOUSE ENTERPRISES		COM	160902102	2,166	398,400	SH		Defined	01	398,400
23	CHECKPOINT SYS, INC"		COM	162825103	3,113	334,300	SH		Sole			334,300
24	CHEMFAB CORP			COM	16361L102	726	45,000	SH		Sole			45,000
25	CHIEFTAIN INTL, INC"		COM	16867C101	2,557	134,600	SH		Defined	01 		134,600
26	COMPLETE MANAGEMENT, INC"	COM	20452C104	19	552,050	SH		Sole			552,050
27								7	211,600	SH		Defined	01 		211,600
28	COMPLETE WELLNESS CTRS INC WT 	COM	20452H111	14	14,000	SH		Sole			14,000
29	COMPUTRAC, INC"			COM	205620107	318	462,300	SH		Sole			462,300
30	CONCORD EFS, INC"		COM	206197105	3,094	150,000	SH		Defined	01 		150,000
31	CURATIVE HEALTH SERVICES	COM	231264102	441	92,900	SH		Sole			92,900
32	CYGNUS, INC"			COM	232560102	112	10,000	SH		Sole			10,000
33	DELPHI FINANCIAL GROUP, INC CL"	COM	247131105	755	25,009	SH		Sole			25,009
34	ECI TELECOM LTD			COM	268258100	2,924	118,450	SH		Sole			118,450
35								4,900	198,500	SH		Defined	01 		198,500
36	ELAN PLC ADS			COM	284131208	268	8,000	SH		Defined	01 		8,000
37	ELDORADO BANCSHARES INC		COM	28467W106	1,284	150,000	SH		Sole			150,000
38	ESCO ELECTRS CORP		COM	269030201	684	61,500	SH		Sole			61,500
39								1,831	164,600	SH		Defined	01 		164,600
40	FASTENAL			COM	311900104	1,414	30,000	SH		Defined	01 		30,000
41	FIND SVP, INC"			COM	317718302	46	51,000	SH		Sole			51,000
42	FIRST UN CORP			COM	337358105	2,529	71,000	SH		Defined	01 		71,000
43	FOREST CITY ENT, INC CL A"	COM	345550107	10,841	485,862	SH		Sole			485,862
44								2,075	93,000	SH		Defined	01 		93,000
45	FOREST CITY ENT, INC CL B"	COM	345550305	7,773	307,830	SH		Sole			307,830
46								1,507	59,700	SH		Defined	01 		59,700
47	FRANKLIN ELECTR PUBLISHERS, IN"	COM	353515109	48	17,000	SH		Sole			17,000
48								373	132,700	SH		Defined	01 		132,700
49	GENE LOGIC, INC "		COM	368689105	924	146,361	SH		Sole			146,361
50	GENERAL MOTORS CORP CL H	COM	370442832	2,253	39,345	SH		Sole			39,345
51	GENTA, INC"			COM	37245M207	55	24,000	SH		Sole			24,000
52	GENZYME CORP			COM	372917104	8,262	183,348	SH		Sole			183,348
53								4,506	100,000	SH		Defined	01 		100,000
54	GENZYME CORP - TISSUE REPAIR	COM	372917401	220	115,578	SH		Sole			115,578
55								292	153,157	SH		Defined	01 		153,157
56	GENZYME MOLECULAR ONCOLOGY	COM	372917500	220	38,333	SH		Sole			38,333
57								62	10,805	SH		Defined	01 		10,805
58	GENZYME SURGICAL PRODUCTS	COM	372917609	516	91,792	SH		Sole			91,792
59								101	17,901	SH		Defined	01 		17,901
60	GENZYME TRANSGENICS CORP	COM	37246E105	2,371	351,300	SH		Sole			351,300
61								793	117,500	SH		Defined	01 		117,500
62	GRAHAM CORP			COM	384556106	127	20,100	SH		Sole			20,100
63	GUARDIAN BANCORP WT		COM	401321120	0	75,000	SH		Sole			75,000
64	HOMESTEAD VLG PPTYS, INC"	COM	437851108	1,386	492,885	SH		Sole			492,885
65	HUBBELL, INC CL B"		COM	443510201	1,162	36,462	SH		Defined	01 		36,462
66	IFR SYSTEMS, INC"		COM	449507102	90	30,000	SH		Sole			30,000
67								324	108,000	SH		Defined	01 		108,000
68	IMMUNEX CORP			COM	452528102	1,882	43,400	SH		Sole			43,400
69								3,643	84,000	SH		Defined	01 		84,000
70	INTERTAN			COM	461120107	5,104	260,100	SH		Defined	01 		260,100
71	KNIGHT TRANSPORTATION		COM	499064103	268	18,500	SH		Defined	01 		18,500
72	LASON, INC."			COM	51808R107	2,004	45,000	SH		Defined	01 		45,000
73	LEGGETT & PLATT, INC"		COM	524660107	2,264	115,000	SH		Defined	01 		115,000
74	LITTLE SWITZERLAND		COM	537528101	108	267,000	SH		Sole			267,000
75	MAGAININ PHARMACEUTICALS, INC"	COM	559036108	54	51,000	SH		Sole			51,000
76	MATTEL				COM	577081102	1,900	100,000	SH		Defined	01 		100,000
77	METRIKA SYSTEMS CORP		COM	59159M106	287	50,000	SH		Defined	01 		50,000
78	MONACO FINANCE, INC CL A"	COM	608868105	4	31,100	SH		Sole			31,100
79	MSC IND.			COM	553530106	135	15,000	SH		Defined	01 		15,000
80	NFO				COM	62910N108	255	20,000	SH		Defined	01 		20,000
81	OLD REPUBLIC INTL, INC"		COM	680223104	1,448	100,316	SH		Sole			100,316
82	OMEGA ORTHODONTICS  INC WT EXP	COM	681973111	0	30,000	SH		Sole			30,000
83	OMNICARE, INC"			COM	681904108	991	103,000	SH		Sole			103,000
84								2,454	255,000	SH		Defined	01 		255,000
85	ORTHOFIX INTL N V		COM	N6748L102	1,913	140,400	SH		Sole			140,400
86								1,917	140,700	SH		Defined	01 		140,700
87	PACIFIC CENTURY FINANCIAL CORP	COM	694058108	1,972	96,496	SH		Sole			96,496
88	PACIFIC GATEWAY PPTYS		COM	694330101	170	22,900	SH		Sole			22,900
89	PENTEGRA DENTAL GROUP		COM	709637102	19	10,680	SH		Sole			10,680
90	PENTON MEDIA			COM	709668107	38,191	2,350,194SH		Sole			2,350,194
91	PETSMART			COM	716768106	30	8,000	SH		Sole			8,000
92								2,306	620,000	SH		Defined	01 		620,000
93	PITTSTON BAX GROUP		COM	725701882	168	20,800	SH		Sole			20,800
94								1,817	225,400	SH		Defined	01 		225,400
95	PITTWAY CORP			COM	725790109	71,862	2,543,800SH		Sole			2,543,800
96	PITTWAY CORP CL A		COM	725790208	113,899	3,615,848SH		Sole			3,615,848
97	PLAYCORE, INC"			COM	72811G102	309	38,000	SH		Defined	01 		38,000
98	PRENTISS PPTYS TR		COM	740706106	222	10,000	SH		Sole			10,000
99	PROCEPT, INC"			COM	742683303	268	204,466	SH		Sole			204,466
100	PROLOGIS TRUST			COM	743410102	6,720	356,004	SH		Sole			356,004
101	PROTEIN DESIGN LABS		COM	74369L103	704	19,500	SH		Sole			19,500
102								7,261	201,000	SH		Defined	01 		201,000
103	PUERTO RICAN CEMENT, INCCOM	745075101	2,528	70,100	SH		Defined	01	70,100
104	RADIANCE MEDICAL SYSTEMS	COM	750241101	4,061	601,671	SH		Sole			601,671
105	RECOTON CORP			COM	756268108	1,074	159,100	SH		Defined	01 		159,100
106	REGENCY REALTY CORP		COM	758939102	1,879	89,472	SH		Sole			89,472
107	RENAL CARE GROUP, INC."		COM	759930100	1,095	50,000	SH		Defined	01 		50,000
108	RIDDELL SPORTS			COM	765670104	361	122,800	SH		Defined	01 		122,800
109	RIVIERA TOOL CO			COM	769648106	716	176,199	SH		Sole			176,199
110	ROUSE CO			COM	779273101	874	38,000	SH		Defined	01 		38,000
111	SCAN SOURCE			COM	806037107	2,105	75,500	SH		Defined	01 		75,500
112	SECURITY CAP GROUP INC B	COM	81413p204	517	35,211	SH		Sole			35,211
113	SECURITY CAPITAL GROUP		COM	81413p105	4,224	5,826	SH		Sole			5,826
114	SECURITY CAPITAL US REALTY	COM	814136206	4,868	270,470	SH		Sole			270,470
115	SPEIZMAN INDS, INC"		COM	847805108	562	132,350	SH		Sole			132,350
116	SPSS, INC"			COM	78462k102	428	22,000	SH		Sole			22,000
117	STANCORP FIN'L GROUP INC	COM	852891100	895	40,000	SH		Sole			40,000
118	SUPERIOR FINANCIAL		COM	868159104	564	47,500	SH		Sole			47,500
119	SYKES ENTERPRISES, INC."	COM	871237103	617	25,000	SH		Defined	01 		25,000
120	SYNAPTIC PHARMACEUTICAL CORP	COM	87156R109	147	29,375	SH		Sole			29,375
121	TEVA PHARMACEUTICAL IND	COM	881624209	6,199	123,211	SH		Sole			123,211
122								3,723	74,000	SH		Defined	01 		74,000
123	THERMEDICS, INC"		COM	883901100	166	22,500	SH		Sole			22,500
124	THERMO CARDIOSYSTEMS, INC"	COM	88355K200	1,426	200,111	SH		Sole			200,111
125								586	82,236	SH		Defined	01 		82,236
126	THERMO ELECTRON CORP		COM	883556102	4,356	324,174	SH		Sole			324,174
127								1,181	87,875	SH		Defined	01 		87,875
128	THERMO FIBERGEN RT		COM	88355U117	395	287,600	SH		Sole			287,600
129								99	72,000	SH		Defined	01 		72,000
130	THERMO FIBERGEN, INC"		COM	88355U109	3,301	295,100	SH		Sole			295,100
131								805	72,000	SH		Defined	01 		72,000
132	THERMO FIBERTEK, INC"		COM	88355W105	686	111,937	SH		Sole			111,937
133	THERMO INSTRUMENT SYS, INC"	COM	883559106	376	35,156	SH		Sole			35,156
134	THERMO SPECTRA CORP		COM	883660102	239	15,244	SH		Sole			15,244
135	THERMOLASE CORP			COM	883624108	126	67,346	SH		Defined	01 		67,346
136	THERMOQUEST CORP		COM	883655102	314	31,000	SH		Sole			31,000
137								456	45,000	SH		Defined	01 		45,000
138	THERMORETEC			COM	883656100	5,680	1,081,882SH		Sole			1,081,882
139	THERMOTREX CORP			COM	883666109	290	46,440	SH		Sole			46,440
140	TOPPS INC			COM	890786106	150	20,000	SH		Sole			20,000
141								1,590	212,000	SH		Defined	01 		212,000
142	TOYS R US			COM	892335100	6	400	SH		Sole			400
143								750	50,000	SH		Defined	01 		50,000
144	TREX MEDICAL CORP		COM	89531R101	256	62,000	SH		Sole			62,000
145	TTI TEAM TELECOM		COM	M88258104	1,385	136,000	SH		Sole			136,000
146								1,148	112,700	SH		Defined	01 		112,700
147	UNITED FIRE & CASUALTY CO	COM	910331107	310	13,500	SH		Defined	01 		13,500
148	UNITRODE CORP			COM	913283107	9,274	220,800	SH		Defined	01 		220,800
149	VENTANA MEDICAL SYSTEMS		COM	92276H106	1,598	94,000	SH		Defined	01 		94,000
150	VERAMARK TECHNOLOGIES, INC"	COM	923351100	407	35,000	SH		Sole			35,000
151	VERSUS TECHNOLOGY, INC"		COM	925313108	525	3,390,000SH		Sole			3,390,000
152	VETCENTERS OF AMERICA		COM			163	14,981	SH		Sole			14,981
153								231	21,252	SH		Defined	01 		21,252
154	WEBSTER FINANCIAL CORP		COM	947890109	1,224	48,000	SH		Defined	01 		48,000
155	WESTERN WATER CO		COM	959881103	283	174,000	SH		Sole			174,000
156	WHOLE FOODS MKT, INC"		COM	966837106	5,019	153,400	SH		Sole			153,400
157	WILMAR				COM	971426101	4,968	385,900	SH		Defined	01 		385,900
158	ZEBRA TECH CORP CL-A	COM	989207105	909	20,000	SH		Defined	01 		20,000
159	ZIONS BANCORP			COM	989701107	899	16,312	SH		Sole			16,312
								480,583

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 159

Form 13F Information Table Value Total: $480,583 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number      Name
01    Unknown                   Pegasus Associates, Inc.